CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($)		3 Months Ended
		Mar. 31, 2017		Mar. 31, 2016
Cash flows from operating activities
Net loss	[1],[2]	$ (4,981,279)		$ (23,364,969)
Adjustments to reconcile net loss to cash provided by operating activities:
Equity based compensation	[2]	569,831		0
Depreciation and amortization	[2]	17,237,251		17,751,072
Amortization of coil tubing strings	[2]	492,409		551,300
Amortization of debt origination costs	[2]	150,781		164,739
Bad debt expense	[2]	(40,446)		23,543
Gain disposal of property and equipment	[2]	(79,408)		(21,000)
Deferred income taxes	[2]	(3,801,212)		93,451
Changes in assets and liabilities:
Accounts receivable, net	[2]	(4,356,787)		(1,815,536)
Receivables from related parties	[2]	(4,842,008)		22,399,582
Inventories	[2]	(465,779)		(568,430)
Prepaid expenses and other assets	[2]	76,885		(4,451,262)
Accounts payable	[2]	13,301,991		(2,202,545)
Payables to related parties	[2]	451,455		(58,220)
Accrued expenses and other liabilities	[2]	732,873		10,801,225
Income taxes payable	[2]	(28,156)		(26,912)
Net cash provided by operating activities	[2]	14,418,401		19,276,038
Cash flows from investing activities:
Purchases of property and equipment	[2]	(31,109,692)		(539,922)
Proceeds from disposal of property and equipment	[2]	369,258		34,863
Net cash used in investing activities	[2]	(30,740,434)		(505,059)
Cash flows from financing activities:
Borrowings from lines of credit	[2]	0		4,840,778
Repayments of lines of credit	[2]	0		(13,240,778)
Net cash used in financing activities	[2]	0		(8,400,000)
Effect of foreign exchange rate on cash	[2]	10,657		260,074
Net (decrease) increase in cash and cash equivalents	[2]	(16,311,376)		10,631,053
Cash and cash equivalents at beginning of period	[2]	29,238,618	[3]	4,038,899
Cash and cash equivalents at end of period	[2]	12,927,242	[3]	14,669,952
Supplemental disclosure of cash flow information:
Cash paid for interest	[2]	254,330		1,180,572
Cash paid for income taxes	[2]	700,825		934,262
Supplemental disclosure of non-cash transactions:
Purchases of property and equipment included in trade accounts payable	[2]	$ 9,346,077		$ 597,885

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.
[3]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.